Investments accounted for using equity method (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current assets	$ 1,601,683,087	$ 1,661,948,432
Non-current assets	1,822,263,193	1,933,130,547
Net sales	2,565,556,067	2,711,434,948	$ 2,484,712,280
Net income of year	118,425,443	135,484,452	219,050,681
Other comprehensive income	(122,396,042)	(4,238,647)	114,644,243
Joint ventures [member]
IfrsStatementLineItems [Line Items]
Current assets	130,488,940	185,086,705
Non-current assets	360,977,091	287,017,890
Current liabilities	106,403,754	127,663,233
Non-current liabilities	96,312,931	75,013,628
Net sales	411,989,034	327,979,632	266,707,778
Operating result	(28,106,929)	(8,895,582)	(3,907,203)
Net income of year	(37,483,698)	(14,228,664)	548,637
Other comprehensive income	51,387,114	(28,791,782)	16,571,448
Depreciation and amortization	(22,734,983)	(16,901,777)	$ (15,726,722)
Associates [member]
IfrsStatementLineItems [Line Items]
Current assets	120,150	1,002,278
Non-current assets	1,871,190	3,554,693
Current liabilities	(101,254)	885,460
Non-current liabilities	(240,587)	1,162,416
Net sales	120,587	133,790,585
Operating result	(180,321)	(8,524,865)
Net income of year	(92,524)	(13,235,375)
Other comprehensive income	(908,241)	(13,235,375)
Depreciation and amortization	$ (180,254)	$ (3,739,776)